Finance lease receivables	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about leases for lessor [abstract]
Finance lease receivables

33	Finance lease receivables
HSBC leases a variety of assets to third parties under finance leases, including transport assets (such as aircraft), property and general plant and machinery. At the end of lease terms, assets may be sold to third parties or leased for further terms. Rentals are calculated to recover the cost of assets less their residual value, and earn finance income.

	2021			2020
	Total future minimum payments	Unearned finance income	Present value	Total future minimum payments	Unearned finance income	Present value
	$m	$m	$m	$m	$m	$m
Lease receivables:
No later than one year	3,298	(303)	2,995	3,108	(257)	2,851
One to two years	2,303	(242)	2,061	2,476	(196)	2,280
Two to three years	1,645	(192)	1,453	2,055	(143)	1,912
Three to four years	1,225	(146)	1,079	1,380	(109)	1,271
Four to five years	795	(113)	682	787	(80)	707
Later than one year and no later than five years	5,968	(693)	5,275	6,698	(528)	6,170
Later than five years	4,044	(528)	3,516	4,221	(451)	3,770
At 31 Dec	13,310	(1,524)	11,786	14,027	(1,236)	12,791